Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances - Issued Foreign Letters Of Credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance	$ 343,663	$ 316,916
Net change on exposures	(14,806)	32,926
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions
Foreign exchange adjustments	29,898	(6,179)
Total	358,755	343,663
Gross carrying amount [member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance	298,841	149,753
Net change on exposures	(59,551)	53,462
Transfer to Stage 1	19,728	136,838
Transfer to Stage 2	(788)	(37,319)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions
Foreign exchange adjustments	19,409	(3,893)
Total	277,639	298,841
Gross carrying amount [member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance	1,881	1,308
Net change on exposures	(503)	830
Transfer to Stage 1		866
Transfer to Stage 2	(25)	(1,048)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions
Foreign exchange adjustments	225	(75)
Total	1,578	1,881
Gross carrying amount [member] | Stage 2 Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance	42,941	165,538
Net change on exposures	45,249	(20,836)
Transfer to Stage 1	(19,728)	(136,838)
Transfer to Stage 2	788	37,319
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions
Foreign exchange adjustments	10,262	(2,242)
Total	79,512	42,941
Gross carrying amount [member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance		317
Net change on exposures	(1)	(530)
Transfer to Stage 1		(866)
Transfer to Stage 2	25	1,048
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions
Foreign exchange adjustments	2	31
Total	26
Gross carrying amount [member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions
Foreign exchange adjustments
Total
Gross carrying amount [member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions
Foreign exchange adjustments
Total
ECL [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance	235	51
Net change on exposures	(55)	(23)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**	(1)	7
Changes to models and assumptions	(11)	204
Foreign exchange adjustments	32	(4)
Total	200	235
ECL [Member] | Stage 1 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance	129	20
Net change on exposures	(32)	7
Transfer to Stage 1	14	2
Transfer to Stage 2	(1)	(10)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**	(1)	1
Changes to models and assumptions		111
Foreign exchange adjustments	12	(2)
Total	121	129
ECL [Member] | Stage 1 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance		1
Net change on exposures	13	3
Transfer to Stage 1
Transfer to Stage 2		(4)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions	(11)
Foreign exchange adjustments	2
Total	4
ECL [Member] | Stage 2 Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance	106	11
Net change on exposures	(36)	(13)
Transfer to Stage 1	(14)	(2)
Transfer to Stage 2	1	10
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**		10
Changes to models and assumptions		92
Foreign exchange adjustments	18	(2)
Total	75	106
ECL [Member] | Stage 2 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance		19
Net change on exposures		(19)
Transfer to Stage 1
Transfer to Stage 2		4
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**		(4)
Changes to models and assumptions
Foreign exchange adjustments
Total
ECL [Member] | Stage 3 - Individual [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance
Net change on exposures		(1)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions		1
Foreign exchange adjustments
Total
ECL [Member] | Stage 3 - Group [Member]
Provisions (Details) - Schedule of change in gross carrying amount and ECL allowances [Line Items]
Outstanding exposure as of beginning balance
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year**
Changes to models and assumptions
Foreign exchange adjustments
Total